Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues
The following table presents revenues and percentage of consolidated and combined carve-out revenues for any customers that accounted for more than 10% of the Partnership's consolidated and combined carve-out revenues during the years ended December 31, 2016, 2015 and 2014.

(in US$ millions)	2016	2015	2014
Revenue - Vitol Group	214.7	220.0	232.4
Percentage of total revenue - Vitol Group	68.8%	76.0%	76.6%